CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 3,825	$ 3,588	$ 13,808	$ 13,515	$ 11,862
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	225	225	775	650	2,425
Provision for depreciation	472	459	1,985	1,822	1,780
Provision for amortization of intangibles	11	11	42	35	85
Deferred income taxes			(637)	(102)	(10)
Net gains on sale or call of available-for-sale securities	(1,250)	(276)	(1,256)	(680)	(943)
Impairment losses on securities recorded in earnings					48
Net losses on sale or write down of other real estate owned	(18)	57	593	1,162	1,374
(Gain) on disposition of property					(273)
Net (increase) decrease in loans held-for-sale			1,580	(2,062)	161
(Increase) decrease in accrued interest receivable			10	285	(91)
Decrease in accrued interest payable			(144)	(35)	(60)
(Increase) decrease in cash surrender value of bank-owned life insurance policies			(508)	(520)	218
Net (increase) decrease in other assets			522	(2,502)	884
Increase (decrease) in other liabilities			331	1,747	1,364
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,583	4,491	17,101	13,315	18,824
Investing activities
(Increase) decrease in interest-bearing deposits in other banks	(8,346)	7,922	19,984	(1,711)	(33,867)
Proceeds of paydowns and maturities of available-for-sale investment securities	11,098	21,031	73,428	69,546	52,408
Proceeds of sales of available-for-sale investment securities	12,177	18,216	41,861	34,615	38,523
Purchases of available-for-sale investment securities	(22,460)	(50,345)	(122,382)	(203,237)	(150,045)
(Increase) decrease in loans - net	(17,704)	(16,433)	(31,769)	(22,306)	14,502
Proceeds from sale of other real estate owned	657	79	1,235	1,309	5,409
Proceeds from disposition of premises and equipment					328
Purchase of premises and equipment	(720)	(285)	(1,821)	(6,063)	(1,120)
NET CASH USED BY INVESTING ACTIVITIES	(25,298)	(19,815)	(19,464)	(127,847)	(73,862)
Financing activities
Net increase in demand deposits	(2,104)	(8,055)	3,027	19,957	19,559
Net increase in savings accounts	15,571	5,514	23,575	69,650	71,763
Net increase (decrease) in time deposits	4,054	(4,805)	(22,911)	19,560	(27,495)
Net increase (decrease) in short-term borrowings	(377)	9,820	(2,036)	2,373	1,162
Issuance of other borrowings			19,000	10,000	9,000
Payment of principal on other borrowings			(16,552)	(8,609)	(13,931)
Cash dividends paid	(901)	(902)	(4,690)	(4,330)	(3,972)
Net increase in securities sold under agreements to repurchase	6,435	1,140
Treasury stock transactions - net				(3)	(606)
NET CASH PROVIDED BY FINANCING ACTIVITIES	22,678	2,712	(587)	108,598	55,480
Increase (decrease) in cash and cash equivalents	1,963	(12,612)	(2,950)	(5,934)	442
Cash and cash equivalents at beginning of year	25,249	28,199	28,199	34,133	33,691
Cash and cash equivalents at end of year	27,212	15,587	25,249	28,199	34,133
Supplemental cash flow information:
Interest paid	1,454	1,582	6,358	7,412	9,356
Income taxes paid			4,412	4,250	2,900
Supplemental noncash disclosures:
Transfers from loans to other real estate owned	100	107	541	1,261	3,565
Transfers from other real estate owned to loans	$ 338	$ 42	$ 468	$ 1,442	$ 727